Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Small-Cap Growth Fund

Supplement dated February 6, 2015 to the Prospectus dated December 29, 2014

Effective immediately, the section entitled “Fund Closing” on page 31 of the Prospectus is deleted in its entirety.

Please retain this supplement with your Prospectus for future reference.